Non-controlling Interests - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2021 $ / shares
Disclosure of noncontrolling interests [line items]
Non-controlling interests	$ 27,740	$ 25,001
The subsidiaries with the exception of isoEnergy [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary	100.00%
IsoEnergy Ltd. [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Increase Decrease Through Warrants Exercised | shares	5,223,689	0
Class Of Warrants Exercise Price Per Share | $ / shares			$ 0.60
Proceeds from exercise of warrants	$ 3,134	$ 0
Non-controlling interests	$ 27,740	$ 25,001